      As filed with the Securities and Exchange Commission on July 3, 2002
                                                              File No. 333-94617
                                                                     811-3072-03
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 8
                                 TO THE FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust: Separate Account VL I

B.       Name of depositor: Hartford Life Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life Insurance Company
         P. O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         ___ immediately upon filing pursuant to paragraph (b) of Rule 485
         _X_ on July 9, 2002, pursuant to paragraph (b) of Rule 485
         ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ___ on _____________, 2002 pursuant to paragraph (a)(1) of Rule 485
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 8, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 333-94617), as filed on April 10, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated July 9, 2002, is included in Part I of this Post-Effective Amendment.

                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                        HARTFORD LIFE INSURANCE COMPANY


       SUPPLEMENT DATED JULY 9, 2002 TO THE PROSPECTUS DATED MAY 1, 2002



The "Annual Charges Other Than Fund Operating Expenses" table under the Fee Tables section of the prospectus is deleted and replaced with the following table:


ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  The charge is the maximum cost                  All
Charges                                           of insurance rate times the net
                                                  amount at risk. Maximum cost of
                                                  insurance rates are
                                                  individualized, depending on
                                                  issue age, sex, insurance class,
                                                  Initial Face Amount, substandard
                                                  rating, and age of policy.
                                                  The maximum monthly coi's for
                                                  unrated individuals ranges from
                                                  a minimum $.0567 per 1,000 per
                                                  month to a maximum of $83.333
                                                  per 1,000 per month.
Mortality and Expense   Monthly.                  (a) Per the Sub-Account                         All
Risk Charge                                       accumulated value:
                                                  - 1/12 of 0.75% per month for
                                                  policy years 1-10.
                                                  - 1/12 of 0.40% per month for
                                                  policy years 11-20, and
                                                  - 0.00% per month for policy
                                                  years after the 20th policy
                                                    year, and
                                                  (b) Per $1000 of initial Face
                                                  Amount during the first 10
                                                  policy years:
                                                  - individualized based on
                                                  insured's initial Face Amount,
                                                    issue age, sex, and insurance
                                                    class.
                                                  The monthly charge will be at
                                                  least $.0458 per 1,000 of
                                                  initial Face Amount but will not
                                                  exceed $.6917 per 1,000 of
                                                  initial Face Amount.
Administrative Charge   Monthly.                  $10, if your initial Face Amount                All
                                                  is below $100,000.
                                                  $7.50, if your initial Face
                                                  Amount is equal to or greater
                                                  than $100,000.
Rider Charges           Monthly.                  Individualized based on optional   Only those policies with benefits
                                                  rider selected as described in     provided by rider.
                                                  the rider.
                                                  For example, the charge for the
                                                  Enhanced No Lapse Guarantee
                                                  Rider ranges from a minimum of
                                                  $.01 per 1,000 of Face Amount
                                                  per month to a maximum of $.06
                                                  per 1,000 of Face Amount per
                                                  month based on the Insured's
                                                  age, sex, and insurance class.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The following language is added under the subsection entitled "Optional Supplemental Benefits" in the "Your Policy" section of the prospectus:



- ENHANCED NO-LAPSE GUARANTEE RIDER -- This rider lets you choose a longer No-Lapse Guarantee Period. We call the longer No-Lapse Guarantee Period that you may choose with this rider the "Extended No-Lapse Guarantee Period". This rider also gives you an Additional No-Lapse Protection Benefit.



  Your policy already has a No-Lapse Guarantee. That No-Lapse Guarantee is available as long as:



  - Your policy is in what we call the No-Lapse Guarantee Period. The No-Lapse Guarantee Period is the lesser of 5 years or until the insured is age 80; and



  - On each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount we call the Cumulative No-Lapse Guarantee Premium.



  The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. We calculate it on each Monthly Activity Date. When we issue your policy, the Cumulative No-Lapse Guarantee Premium is the No-Lapse Guarantee Premium shown on your policy's specifications page. We call it "cumulative" because on each new Monthly Activity Date it is the previous Monthly Activity Date's Cumulative No-Lapse Guarantee Premium plus the No-Lapse Guarantee Premium shown on your policy's specifications page.



  If the No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the No-Lapse Guarantee will then go into effect. The policy will remain in force, however:



  x  All riders will terminate;



  x  The Death Benefit Option becomes Level;



  x  The Death Benefit will equal the current Face Amount; and



  x  Any future scheduled Increases in the Face Amount will be canceled.



  The No-Lapse Guarantee terminates at the end of the No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.



  If you want to know more about the policy's No-Lapse Guarantee you should read about it in the Lapse and Reinstatement section of the prospectus.



  The Enhanced No-Lapse Guarantee Rider lets you choose an Extended No-Lapse Guarantee Period. You may choose an Extended No-Lapse Guarantee Period that is for the life of your policy or you may choose one of the Extended No-Lapse Guarantee Periods described below:



  - If the insured is age 70 or younger, you may choose an Extended No Lapse Guarantee Period that is the lesser of 20 years or until the insured is age 80.



  - If the insured is older than age 70, you may choose an Extended No Lapse Guarantee Period that is the lesser of 10 years or until the insured is age 90.



  If the Extended No-Lapse Guarantee is available and you fail to pay the required premium as defined in your lapse notice by the end of the policy grace period, the Extended No-Lapse Guarantee will then go into effect. The policy will remain in force, however:



  x All riders (other than the Enhanced No-Lapse Guarantee Rider) will terminate;



  x  The Death Benefit Option becomes Level;



  x  The Death Benefit will equal the current Face Amount; and



  x  Any future scheduled Increases in the Face Amount will be canceled.



  The Enhanced No-Lapse Guarantee Rider also gives you the Additional No-Lapse Protection Benefit. The Additional No-Lapse Protection Benefit guarantees that your policy will remain in force if the Extended No-Lapse Guarantee terminates.



  The Extended No-Lapse Guarantee terminates at the end of the Extended No-Lapse Guarantee Period. Also, if premiums paid less Indebtedness and less withdrawals from your policy are less than the Cumulative No-Lapse Guarantee Premium, the Extended No-Lapse Guarantee goes into default and will terminate unless we receive sufficient premium within 61 days.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


  The Additional No-Lapse Protection Benefit is available for a period of time we call the Additional No-Lapse Protection Benefit Period, unless it is terminated earlier.



  The Additional No Lapse Protection Benefit Period is equal to the length of time your policy would remain in force if your policy's Account Value less any Indebtedness was credited with interest at a rate of 4.5% per year and subject to all applicable charges at the maximum rates. The beginning Account Value for this calculation is the Account Value on the date the Extended No-Lapse Guarantee goes into default or terminates, whichever is earlier.



  We will send you a notice when the Extended No Lapse Guarantee terminates, telling you how long your Additional No Lapse Protection Benefit Period will be.



  The Additional No Lapse Protection Benefit terminates at the end of the Additional No Lapse Protection Benefit Period. It also terminates if you take a loan or withdrawal from your policy, change the Death Benefit Option from Option A to Option B, increase your policy's Face Amount, add any Optional Supplemental Benefit or increase an Optional Supplemental Benefit during the Additional No Lapse Protection Benefit Period.



  You may only elect this Enhanced No Lapse Guarantee Rider at the time you purchase your policy. The charge for this rider is based on your policy's Face Amount.



The following is added to the "No-Lapse Guarantee" Subsection of the "Lapse and Reinstatement" Section of the prospectus:



  Your specific No-Lapse Guarantee Premium is described on the specifications page of your policy.



The following is added as the second paragraph in the subsection entitled "Independent Public Accountants" under the section entitled "Experts" and is also added immediately before the Report of Independent Public Accountants for Hartford Life Insurance Company Separate Account VLI financial statements and the Hartford Life Insurance Company financial statements:



  We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-94617
HV-3619

                       This page intentionally left blank

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 16,165,330
      Cost $17,249,843
      Market Value.......   $18,411,858        --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 11,246,471
      Cost $55,445,622
      Market Value.......       --         $53,068,388
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 29,535,961
      Cost $29,535,961
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 15,978,774
      Cost $38,128,732
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 22,090,200
      Cost $94,481,179
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS
     Fund, Inc.-
     Class IA
      Shares 3,189,791
      Cost $3,458,785
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 8,764,452
      Cost $22,963,891
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company ....         9,463        --
  Receivable from fund
   shares sold...........       --              15,739
  Other assets...........       --             --
                            -----------    -----------
  Total Assets...........    18,421,321     53,084,127
                            -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              15,739
  Payable for fund shares
   purchased.............         9,463        --
  Other liabilities......            34             38
                            -----------    -----------
  Total Liabilities......         9,497         15,777
                            -----------    -----------
  Net Assets (variable
   life contract
   liabilities)..........   $18,411,824    $53,068,350
                            ===========    ===========
  Units Owned by
   Participants..........    10,458,203     17,367,850
  Unit Values............   $  1.760515    $  3.055551

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                             HARTFORD             HARTFORD
                           MONEY MARKET      HARTFORD       CAPITAL APPRECIATION       MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND        HLS FUND        SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  --------------------  -------------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
      Shares 16,165,330
      Cost $17,249,843
      Market Value.......      --              --                 --                    --                  --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
      Shares 11,246,471
      Cost $55,445,622
      Market Value.......      --              --                 --                    --                  --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
      Shares 29,535,961
      Cost $29,535,961
      Market Value.......  $29,535,961         --                 --                    --                  --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 15,978,774
      Cost $38,128,732
      Market Value.......      --           $37,410,543           --                    --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
      Shares 22,090,200
      Cost $94,481,179
      Market Value.......      --              --               $86,851,621             --                  --
    Hartford Mortgage
     Securities HLS
     Fund, Inc.-
     Class IA
      Shares 3,189,791
      Cost $3,458,785
      Market Value.......      --              --                 --                  $3,710,318            --
    Hartford Index HLS
     Fund, Inc. --
     Class IA
      Shares 8,764,452
      Cost $22,963,891
      Market Value.......      --              --                 --                    --              $27,926,331
  Due from Hartford Life
   Insurance Company ....      --              --                 --                    --                  --
  Receivable from fund
   shares sold...........    1,280,867           15,591              40,575                1,031              5,123
  Other assets...........        6,127               79           --                    --                       61
                           -----------      -----------         -----------           ----------        -----------
  Total Assets...........   30,822,955       37,426,213          86,892,196            3,711,349         27,931,515
                           -----------      -----------         -----------           ----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....    1,280,867           15,591              40,575                1,031              5,123
  Payable for fund shares
   purchased.............      --              --                 --                    --                  --
  Other liabilities......      --              --                        83                   20            --
                           -----------      -----------         -----------           ----------        -----------
  Total Liabilities......    1,280,867           15,591              40,658                1,051              5,123
                           -----------      -----------         -----------           ----------        -----------
  Net Assets (variable
   life contract
   liabilities)..........  $29,542,088      $37,410,622         $86,851,538           $3,710,298        $27,926,392
                           ===========      ===========         ===========           ==========        ===========
  Units Owned by
   Participants..........   19,510,945       14,741,278          24,577,294            2,124,540          9,803,419
  Unit Values............  $  1.514129      $  2.537814         $  3.533812           $ 1.746400        $  2.848638

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 18,241,803
      Cost $23,947,434
      Market Value.......       $17,587,196             --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 14,115,037
      Cost $26,525,667
      Market Value.......         --                 $27,785,324
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 1,045,235
      Cost $1,352,753
      Market Value.......         --                    --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 190,874
      Cost $228,553
      Market Value.......         --                    --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 5,876,726
      Cost $9,275,178
      Market Value.......         --                    --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 4,960,577
      Cost $10,760,179
      Market Value.......         --                    --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 805,005
      Cost $17,714,900
      Market Value.......         --                    --
  Due from Hartford Life
   Insurance Company.....         --                    --
  Receivable from fund
   shares sold...........            12,611               14,573
  Other assets...........         --                    --
                                -----------          -----------
  Total Assets...........        17,599,807           27,799,897
                                -----------          -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            12,611               14,573
  Payable for fund shares
   purchased.............         --                    --
  Other liabilities......               125                   30
                                -----------          -----------
  Total Liabilities......            12,736               14,603
                                -----------          -----------
  Net Assets (variable
   life contract
   liabilities)..........       $17,587,071          $27,785,294
                                ===========          ===========
  Units Owned by
   Participants..........        10,861,050           10,169,639
  Unit Values............       $  1.619279          $  2.732181

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                              HARTFORD          HARTFORD         HARTFORD      HARTFORD    FIDELITY VIP
                             GROWTH AND          GLOBAL        SMALL COMPANY    MIDCAP     EQUITY-INCOME
                           INCOME HLS FUND  ADVISERS HLS FUND    HLS FUND      HLS FUND      PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------------  -------------  -----------  -------------
ASSETS:
  Investments:
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
      Shares 18,241,803
      Cost $23,947,434
      Market Value.......       --                --                --            --            --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
      Shares 14,115,037
      Cost $26,525,667
      Market Value.......       --                --                --            --            --
    Hartford Growth and
     Income HLS Fund --
     Class IA
      Shares 1,045,235
      Cost $1,352,753
      Market Value.......    $ 1,206,322          --                --            --            --
    Hartford Global
     Advisers HLS
     Fund, Inc. --
     Class IA
      Shares 190,874
      Cost $228,553
      Market Value.......       --             $   191,912          --            --            --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
      Shares 5,876,726
      Cost $9,275,178
      Market Value.......       --                --            $ 7,898,842       --            --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
      Shares 4,960,577
      Cost $10,760,179
      Market Value.......       --                --                --        $10,845,006       --
    Fidelity VIP
     Equity-Income
     Portfolio
      Shares 805,005
      Cost $17,714,900
      Market Value.......       --                --                --            --        $18,273,608
  Due from Hartford Life
   Insurance Company.....       --                     180            2,080       25,347        --
  Receivable from fund
   shares sold...........            393          --                --            --             12,535
  Other assets...........              6          --                     28       --                133
                             -----------       -----------      -----------   -----------   -----------
  Total Assets...........      1,206,721           192,092        7,900,950   10,870,353     18,286,276
                             -----------       -----------      -----------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            393          --                --            --             10,735
  Payable for fund shares
   purchased.............       --                     180            2,080       25,347        --
  Other liabilities......       --                       2          --                38        --
                             -----------       -----------      -----------   -----------   -----------
  Total Liabilities......            393               182            2,080       25,385         10,735
                             -----------       -----------      -----------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........    $ 1,206,328       $   191,910      $ 7,898,870   $10,844,968   $18,275,541
                             ===========       ===========      ===========   ===========   ===========
  Units Owned by
   Participants..........      1,006,887           176,914        5,933,107    5,126,651      8,200,443
  Unit Values............    $  1.198076       $  1.084761      $  1.331321   $ 2.115410    $  2.228604

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                           FIDELITY VIP  FIDELITY VIP II
                             OVERSEAS     ASSET MANAGER
                            PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------
ASSETS:
  Investments:
    Fidelity VIP Overseas
     Portfolio
      Shares 301,221
      Cost $5,924,340
      Market Value.......   $4,220,110        --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 201,080
      Cost $3,299,413
      Market Value.......      --           $2,799,039
    Putnam VT Asia
     Pacific Growth Fund
      Shares 40,135
      Cost $429,853
      Market Value.......      --             --
    Putnam VT Diversified
     Income Fund
      Shares 199,183
      Cost $2,076,860
      Market Value.......      --             --
    The George Putnam
     Fund of Boston
      Shares 80,845
      Cost $852,375
      Market Value.......      --             --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 816,143
      Cost $13,229,393
      Market Value.......      --             --
    Putnam VT Global
     Growth Fund
      Shares 2,082,520
      Cost $33,182,929
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....      --             --
  Receivable from fund
   shares sold...........          432             433
  Other assets...........          822        --
                            ----------      ----------
  Total Assets...........    4,221,364       2,799,472
                            ----------      ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          521             434
  Payable for fund shares
   purchased.............      --             --
  Other liabilities......      --                   11
                            ----------      ----------
  Total Liabilities......          521             445
                            ----------      ----------
  Net Assets (variable
   life contract
   liabilities)..........   $4,220,843      $2,799,027
                            ==========      ==========
  Units Owned by
   Participants..........    2,983,516       1,566,832
  Unit Values............   $ 1.414721      $ 1.786424

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            PUTNAM VT     PUTNAM VT     THE GEORGE       PUTNAM VT      PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED      PUTNAM       GLOBAL ASSET       GLOBAL
                           GROWTH FUND   INCOME FUND  FUND OF BOSTON  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  --------------  ---------------  ------------
ASSETS:
  Investments:
    Fidelity VIP Overseas
     Portfolio
      Shares 301,221
      Cost $5,924,340
      Market Value.......      --            --            --              --              --
    Fidelity VIP II Asset
     Manager Portfolio
      Shares 201,080
      Cost $3,299,413
      Market Value.......      --            --            --              --              --
    Putnam VT Asia
     Pacific Growth Fund
      Shares 40,135
      Cost $429,853
      Market Value.......   $ 215,124        --            --              --              --
    Putnam VT Diversified
     Income Fund
      Shares 199,183
      Cost $2,076,860
      Market Value.......      --        $1,633,303        --              --              --
    The George Putnam
     Fund of Boston
      Shares 80,845
      Cost $852,375
      Market Value.......      --            --         $  862,613         --              --
    Putnam VT Global
     Asset Allocation
     Fund
      Shares 816,143
      Cost $13,229,393
      Market Value.......      --            --            --           $10,911,833        --
    Putnam VT Global
     Growth Fund
      Shares 2,082,520
      Cost $33,182,929
      Market Value.......      --            --            --              --          $18,784,329
  Due from Hartford Life
   Insurance Company.....      --            --            --              --              --
  Receivable from fund
   shares sold...........         101         4,956          1,532            7,281         11,443
  Other assets...........      --            --            --              --                4,433
                            ---------    ----------     ----------      -----------    -----------
  Total Assets...........     215,225     1,638,259        864,145       10,919,114     18,800,205
                            ---------    ----------     ----------      -----------    -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         101         4,956          1,532            7,281         11,443
  Payable for fund shares
   purchased.............      --            --            --              --              --
  Other liabilities......         839        --            --                 1,467        --
                            ---------    ----------     ----------      -----------    -----------
  Total Liabilities......         940         4,956          1,532            8,748         11,443
                            ---------    ----------     ----------      -----------    -----------
  Net Assets (variable
   life contract
   liabilities)..........   $ 214,285    $1,633,303     $  862,613      $10,910,366    $18,788,762
                            =========    ==========     ==========      ===========    ===========
  Units Owned by
   Participants..........      21,930       118,691         72,478          528,858      1,007,751
  Unit Values............   $9.771538    $13.760961     $11.901720      $ 20.630041    $ 18.644254

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                              PUTNAM VT       PUTNAM VT
                               GROWTH          HEALTH
                           AND INCOME FUND  SCIENCES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
ASSETS:
  Investments:
    Putnam VT Growth and
     Income Fund
      Shares 2,156,879
      Cost $52,791,114
      Market Value.......    $51,182,736        --
    Putnam VT Health
     Sciences Fund
      Shares 121,423
      Cost $1,486,301
      Market Value.......       --           $1,397,579
    Putnam VT High Yield
     Fund
      Shares 1,072,982
      Cost $12,198,787
      Market Value.......       --              --
    Putnam VT Income Fund
      Shares 664,209
      Cost $8,728,728
      Market Value.......       --              --
    Putnam VT
     International Growth
     Fund
      Shares 711,027
      Cost $11,459,613
      Market Value.......       --              --
    Putnam VT
     International Growth
     and Income Fund
      Shares 56,625
      Cost $700,408
      Market Value.......       --              --
    Putnam VT
     International New
     Opportunities Fund
      Shares 90,818
      Cost $1,838,813
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       --                  216
  Receivable from fund
   shares sold...........         47,818        --
  Other assets...........            114        --
                             -----------     ----------
  Total Assets...........     51,230,668      1,397,795
                             -----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         47,818        --
  Payable for fund shares
   purchased.............       --                  216
  Other liabilities......       --                  116
                             -----------     ----------
  Total Liabilities......         47,818            332
                             -----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........    $51,182,850     $1,397,463
                             ===========     ==========
  Units Owned by
   Participants..........      1,893,633        117,901
  Unit Values............    $ 27.028920     $11.852865

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                           PUTNAM VT         PUTNAM VT
                                                           PUTNAM VT     INTERNATIONAL     INTERNATIONAL
                              PUTNAM VT      PUTNAM VT   INTERNATIONAL      GROWTH              NEW
                           HIGH YIELD FUND  INCOME FUND   GROWTH FUND   AND INCOME FUND  OPPORTUNITIES FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Putnam VT Growth and
     Income Fund
      Shares 2,156,879
      Cost $52,791,114
      Market Value.......       --              --            --             --                --
    Putnam VT Health
     Sciences Fund
      Shares 121,423
      Cost $1,486,301
      Market Value.......       --              --            --             --                --
    Putnam VT High Yield
     Fund
      Shares 1,072,982
      Cost $12,198,787
      Market Value.......    $7,779,120         --            --             --                --
    Putnam VT Income Fund
      Shares 664,209
      Cost $8,728,728
      Market Value.......       --          $7,977,147        --             --                --
    Putnam VT
     International Growth
     Fund
      Shares 711,027
      Cost $11,459,613
      Market Value.......       --              --         $8,866,503        --                --
    Putnam VT
     International Growth
     and Income Fund
      Shares 56,625
      Cost $700,408
      Market Value.......       --              --            --          $  566,246           --
    Putnam VT
     International New
     Opportunities Fund
      Shares 90,818
      Cost $1,838,813
      Market Value.......       --              --            --             --              $  890,928
  Due from Hartford Life
   Insurance Company.....         5,030         --              4,710          1,527                194
  Receivable from fund
   shares sold...........       --              14,210        --             --                --
  Other assets...........       --                 231             47              1           --
                             ----------     ----------     ----------     ----------         ----------
  Total Assets...........     7,784,150      7,991,588      8,871,260        567,774            891,122
                             ----------     ----------     ----------     ----------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              14,210        --             --                --
  Payable for fund shares
   purchased.............         5,030         --              4,710          1,527                194
  Other liabilities......            37         --            --             --                       2
                             ----------     ----------     ----------     ----------         ----------
  Total Liabilities......         5,067         14,210          4,710          1,527                196
                             ----------     ----------     ----------     ----------         ----------
  Net Assets (variable
   life contract
   liabilities)..........    $7,779,083     $7,977,378     $8,866,550     $  566,247         $  890,926
                             ==========     ==========     ==========     ==========         ==========
  Units Owned by
   Participants..........       486,098        475,775        774,698         56,106            101,525
  Unit Values............    $16.003103     $16.767125     $11.445163     $10.092474         $ 8.775441

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                            PUTNAM VT
                             PUTNAM VT        MONEY
                           INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
ASSETS:
  Investments:
    Putnam VT Investors
     Fund
      Shares 162,618
      Cost $2,011,183
      Market Value.......    $1,453,804        --
    Putnam VT Money
     Market Fund
      Shares 3,037,871
      Cost $3,037,871
      Market Value.......       --         $3,037,871
    Putnam VT New
     Opportunities
      Shares 1,590,878
      Cost $33,496,937
      Market Value.......       --             --
    Putnam VT New Value
     Fund
      Shares 373,276
      Cost $4,915,329
      Market Value.......       --             --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 171,664
      Cost $3,648,848
      Market Value.......       --             --
    Putnam VT Utilities
     Growth & Income Fund
      Shares 257,841
      Cost $3,553,200
      Market Value.......       --             --
    Putnam VT Vista Fund
      Shares 102,042
      Cost $1,939,725
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........         4,739         2,209
  Other assets...........            26           629
                             ----------    ----------
  Total Assets...........     1,458,569     3,040,709
                             ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         4,739         2,199
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......       --             --
                             ----------    ----------
  Total Liabilities......         4,739         2,199
                             ----------    ----------
  Net Assets (variable
   life contract
   liabilities)..........    $1,453,830    $3,038,510
                             ==========    ==========
  Units Owned by
   Participants..........       168,624     2,020,287
  Unit Values............    $ 8.621737    $ 1.503999

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                               PUTNAM VT        PUTNAM VT     PUTNAM VT        PUTNAM VT
                                  NEW              NEW      OTC & EMERGING  UTILITIES GROWTH   PUTNAM VT
                           OPPORTUNITIES FUND  VALUE FUND    GROWTH FUND    AND INCOME FUND   VISTA FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------  --------------  ----------------  -----------
ASSETS:
  Investments:
    Putnam VT Investors
     Fund
      Shares 162,618
      Cost $2,011,183
      Market Value.......        --                --           --               --               --
    Putnam VT Money
     Market Fund
      Shares 3,037,871
      Cost $3,037,871
      Market Value.......        --                --           --               --               --
    Putnam VT New
     Opportunities
      Shares 1,590,878
      Cost $33,496,937
      Market Value.......     $25,533,591          --           --               --               --
    Putnam VT New Value
     Fund
      Shares 373,276
      Cost $4,915,329
      Market Value.......        --            $5,028,032       --               --               --
    Putnam VT OTC &
     Emerging Growth Fund
      Shares 171,664
      Cost $3,648,848
      Market Value.......        --                --         $ 993,937          --               --
    Putnam VT Utilities
     Growth & Income Fund
      Shares 257,841
      Cost $3,553,200
      Market Value.......        --                --           --             $3,189,489         --
    Putnam VT Vista Fund
      Shares 102,042
      Cost $1,939,725
      Market Value.......        --                --           --               --           $1,131,645
  Due from Hartford Life
   Insurance Company.....        --                 4,182         1,318          --               --
  Receivable from fund
   shares sold...........          13,543          --           --                    874            (54)
  Other assets...........        --                    38       --                     63            220
                              -----------      ----------     ---------        ----------     ----------
  Total Assets...........      25,547,134       5,032,252       995,255         3,190,426      1,131,811
                              -----------      ----------     ---------        ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          13,859          --           --                    874            366
  Payable for fund shares
   purchased.............        --                 4,182         1,973          --               --
  Other liabilities......           1,002          --               268          --               --
                              -----------      ----------     ---------        ----------     ----------
  Total Liabilities......          14,861           4,182         2,241               874            366
                              -----------      ----------     ---------        ----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........     $25,532,273      $5,028,070     $ 993,014        $3,189,552     $1,131,445
                              ===========      ==========     =========        ==========     ==========
  Units Owned by
   Participants..........       1,330,627         358,929       158,722           164,531        111,983
  Unit Values............     $ 19.188151      $14.008535     $6.256296        $19.385723     $10.103742

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                         AMERICAN FUNDS
                            PUTNAM VT        GLOBAL
                           VOYAGER FUND   GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Putnam VT Voyager
     Fund
      Shares 2,128,331
      Cost $75,175,294
      Market Value.......  $60,167,920        --
    American Funds Global
     Growth Fund
      Shares 104,278
      Cost $1,544,633
      Market Value.......      --          $1,415,051
    American Funds Global
     Small Capitalization
     Fund
      Shares 54,862
      Cost $696,815
      Market Value.......      --             --
    American Funds
     Growth-Income Fund
      Shares 169,791
      Cost $5,574,121
      Market Value.......      --             --
    American Funds Growth
     Fund
      Shares 78,091
      Cost $3,861,261
      Market Value.......      --             --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 147,694
      Cost $219,625
      Market Value.......      --             --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 3,481,542
      Cost $1,599,699
      Market Value.......      --             --
  Due from Hartford Life
   Insurance Company.....      --               6,104
  Receivable from fund
   shares sold...........       18,020        --
  Other Assets...........      --             --
                           -----------     ----------
  Total Assets...........   60,185,940      1,421,155
                           -----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       18,020        --
  Payable for fund shares
   purchased.............      --               6,104
  Other liabilities......        5,675              1
                           -----------     ----------
  Total Liabilities......       23,695          6,105
                           -----------     ----------
  Net Assets (variable
   life contract
   liabilities)..........  $60,162,245     $1,415,050
                           ===========     ==========
  Units Owned by
   Participants..........    2,045,750      1,679,410
  Unit Values............  $ 29.408407     $ 0.842588

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  --------------  --------------  -----------------
ASSETS:
  Investments:
    Putnam VT Voyager
     Fund
      Shares 2,128,331
      Cost $75,175,294
      Market Value.......        --                  --              --             --               --
    American Funds Global
     Growth Fund
      Shares 104,278
      Cost $1,544,633
      Market Value.......        --                  --              --             --               --
    American Funds Global
     Small Capitalization
     Fund
      Shares 54,862
      Cost $696,815
      Market Value.......       $ 670,966            --              --             --               --
    American Funds
     Growth-Income Fund
      Shares 169,791
      Cost $5,574,121
      Market Value.......        --               $5,487,655         --             --               --
    American Funds Growth
     Fund
      Shares 78,091
      Cost $3,861,261
      Market Value.......        --                  --           $3,442,273        --               --
    Hartford Global
     Leaders HLS
     Fund, Inc. --
     Class IA
      Shares 147,694
      Cost $219,625
      Market Value.......        --                  --              --           $ 211,411          --
    Hartford Global
     Technology HLS
     Fund, Inc. --
     Class IA
      Shares 3,481,542
      Cost $1,599,699
      Market Value.......        --                  --              --             --             $1,592,440
  Due from Hartford Life
   Insurance Company.....             119             17,047          10,003        --              1,512,656
  Receivable from fund
   shares sold...........        --                  --              --                 177          --
  Other Assets...........        --                  --              --             --                      4
                                ---------         ----------      ----------      ---------        ----------
  Total Assets...........         671,085          5,504,702       3,452,276        211,588         3,105,100
                                ---------         ----------      ----------      ---------        ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                  --              --                 177          --
  Payable for fund shares
   purchased.............             119             17,047          10,003        --              1,512,656
  Other liabilities......        --                       15               1        --               --
                                ---------         ----------      ----------      ---------        ----------
  Total Liabilities......             119             17,062          10,004            177         1,512,656
                                ---------         ----------      ----------      ---------        ----------
  Net Assets (variable
   life contract
   liabilities)..........       $ 670,966         $5,487,640      $3,442,272      $ 211,411        $1,592,444
                                =========         ==========      ==========      =========        ==========
  Units Owned by
   Participants..........         723,706          5,345,852       4,345,645        251,208         2,322,396
  Unit Values............       $0.927126         $ 1.026523      $ 0.792120      $0.841579        $ 0.685690

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
MARCH 31, 2002

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --
                             ---------      ---------
CAPITAL GAINS INCOME.....      --             --
                             ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (77)        13,194
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (111,183)      (184,568)
                             ---------      ---------
    Net gain (loss) on
     investments.........     (111,260)      (171,374)
                             ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(111,260)     $(171,374)
                             =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             HARTFORD                             HARTFORD             HARTFORD
                           MONEY MARKET      HARTFORD       CAPITAL APPRECIATION       MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND        HLS FUND        SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  --------------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............    $131,700        $--                 $--                   -$-                $--
                             --------        --------            ---------              -------           -------
CAPITAL GAINS INCOME.....       2,167         --                  --                   --                  --
                             --------        --------            ---------              -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --              (4,254)               1,181                1,960            (2,240)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (37,406)            (925,984)              26,379            44,748
                             --------        --------            ---------              -------           -------
    Net gain (loss) on
     investments.........      --             (41,660)            (924,803)              28,339            42,508
                             --------        --------            ---------              -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $133,867        $(41,660)           $(924,803)             $28,339           $42,508
                             ========        ========            =========              =======           =======

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
INVESTMENT INCOME:
  Dividends..............        -$-                 $  --
                                  --------           ----------
CAPITAL GAINS INCOME.....        --                     --
                                  --------           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           25,062               38,295
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          177,695            1,253,470
                                  --------           ----------
    Net gain (loss) on
     investments.........          202,757            1,291,765
                                  --------           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $202,757           $1,291,765
                                  ========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                              HARTFORD          HARTFORD         HARTFORD      HARTFORD    FIDELITY VIP
                             GROWTH AND          GLOBAL        SMALL COMPANY    MIDCAP     EQUITY-INCOME
                           INCOME HLS FUND  ADVISERS HLS FUND    HLS FUND      HLS FUND      PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------------  -------------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............     $--               --$               $--          $ --          $275,586
                              --------            ----            -------      --------      --------
CAPITAL GAINS INCOME.....      --               --                 --            --           375,103
                              --------            ----            -------      --------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,054               9             13,650        (1,176)          964
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (13,280)            265             44,050       440,369        22,134
                              --------            ----            -------      --------      --------
    Net gain (loss) on
     investments.........      (11,226)            274             57,700       439,193        23,098
                              --------            ----            -------      --------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(11,226)           $274            $57,700      $439,193      $673,787
                              ========            ====            =======      ========      ========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                           FIDELITY VIP  FIDELITY VIP II
                             OVERSEAS     ASSET MANAGER
                            PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $ 28,980       $ 104,083
                             --------       ---------
CAPITAL GAINS INCOME.....      --             --
                             --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (13,850)            343
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      54,296        (114,283)
                             --------       ---------
    Net gain (loss) on
     investments.........      40,446        (113,940)
                             --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 69,426       $  (9,857)
                             ========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                            PUTNAM VT     PUTNAM VT     THE GEORGE       PUTNAM VT      PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED      PUTNAM       GLOBAL ASSET      GLOBAL
                           GROWTH FUND   INCOME FUND  FUND OF BOSTON  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  --------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  1,950     $ 140,983      $20,323         $200,287       $  51,929
                             --------     ---------      -------         --------       ---------
CAPITAL GAINS INCOME.....      --            --           --              --               --
                             --------     ---------      -------         --------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (15,442)        1,645          185            2,805        (103,442)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,099      (112,532)      (5,625)          (9,791)       (613,477)
                             --------     ---------      -------         --------       ---------
    Net gain (loss) on
     investments.........     (10,343)     (110,887)      (5,440)          (6,986)       (716,919)
                             --------     ---------      -------         --------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (8,393)    $  30,096      $14,883         $193,301       $(664,990)
                             ========     =========      =======         ========       =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                              PUTNAM VT       PUTNAM VT
                               GROWTH          HEALTH
                           AND INCOME FUND  SCIENCES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $1,025,553       $    849
                             ----------       --------
CAPITAL GAINS INCOME.....       --              --
                             ----------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        23,340            (12)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       349,796        (27,264)
                             ----------       --------
    Net gain (loss) on
     investments.........       373,136        (27,276)
                             ----------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,398,689       $(26,427)
                             ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                           PUTNAM VT         PUTNAM VT
                                                           PUTNAM VT     INTERNATIONAL     INTERNATIONAL
                              PUTNAM VT      PUTNAM VT   INTERNATIONAL      GROWTH              NEW
                           HIGH YIELD FUND  INCOME FUND   GROWTH FUND   AND INCOME FUND  OPPORTUNITIES FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------  -------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 926,413      $ 423,373      $ 80,956        $ 3,703           $  7,383
                              ---------      ---------      --------        -------           --------
CAPITAL GAINS INCOME.....       --              --           --             --                --
                              ---------      ---------      --------        -------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (222)       (15,097)        8,879          1,710            (22,428)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (774,630)      (387,678)       37,969         13,466             23,062
                              ---------      ---------      --------        -------           --------
    Net gain (loss) on
     investments.........      (774,852)      (402,775)       46,848         15,176                634
                              ---------      ---------      --------        -------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 151,561      $  20,598      $127,804        $18,879           $  8,017
                              =========      =========      ========        =======           ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                            PUTNAM VT
                             PUTNAM VT        MONEY
                           INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  5,203       $11,909
                              --------       -------
CAPITAL GAINS INCOME.....      --             --
                              --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          457        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (57,683)       --
                              --------       -------
    Net gain (loss) on
     investments.........      (57,226)       --
                              --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(52,023)      $11,909
                              ========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                               PUTNAM VT        PUTNAM VT     PUTNAM VT        PUTNAM VT
                                  NEW              NEW      OTC & EMERGING  UTILITIES GROWTH   PUTNAM VT
                           OPPORTUNITIES FUND  VALUE FUND    GROWTH FUND    AND INCOME FUND   VISTA FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------  --------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  --             $180,094       $--             $  99,692       $ --
                              -----------       --------       --------        ---------       --------
CAPITAL GAINS INCOME.....        --               --            --               --              --
                              -----------       --------       --------        ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (68,825)       (10,042)         5,829          (53,260)        (9,759)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (942,005)       (52,846)       (70,461)        (109,783)       (31,727)
                              -----------       --------       --------        ---------       --------
    Net gain (loss) on
     investments.........      (1,010,830)       (62,888)       (64,632)        (163,043)       (41,486)
                              -----------       --------       --------        ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,010,830)      $117,206       $(64,632)       $ (63,351)      $(41,486)
                              ===========       ========       ========        =========       ========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                         AMERICAN FUNDS
                            PUTNAM VT        GLOBAL
                           VOYAGER FUND   GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 444,335       $--
                            ---------       -------
CAPITAL GAINS INCOME.....      --            --
                            ---------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (139,140)        1,276
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (858,770)       21,279
                            ---------       -------
    Net gain (loss) on
     investments.........    (997,910)       22,555
                            ---------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(553,575)      $22,555
                            =========       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............       -$-                $--             $--             $--               $--
                                 -------           --------        -------         -------           -------
CAPITAL GAINS INCOME.....       --                  --              --              --               --
                                 -------           --------        -------         -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            549              1,218           (295)             (6)           18,863
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         40,180            136,519         25,258          (1,922)           (6,566)
                                 -------           --------        -------         -------           -------
    Net gain (loss) on
     investments.........         40,729            137,737         24,963          (1,928)           12,297
                                 -------           --------        -------         -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $40,729           $137,737        $24,963         $(1,928)          $12,297
                                 =======           ========        =======         =======           =======

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
MARCH 31, 2002

                             HARTFORD        HARTFORD
                           BOND HLS FUND  STOCK HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------
OPERATIONS:
  Net investment
   income................   $   --         $   --
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........           (77)        13,194
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (111,183)      (184,568)
                            -----------    -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (111,260)      (171,374)
                            -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............       426,694      1,633,549
  Net transfers..........     2,507,383       (744,498)
  Surrenders for benefit
   payments and fees.....       (30,314)      (462,336)
  Net loan activity......      (151,897)      (103,617)
  Cost of insurance......      (222,748)      (821,655)
                            -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     2,529,118       (498,557)
                            -----------    -----------
  Net increase (decrease)
   in net assets.........     2,417,858       (669,931)
NET ASSETS:
  Beginning of period....    15,993,966     53,738,281
                            -----------    -----------
  End of period..........   $18,411,824    $53,068,350
                            ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                             HARTFORD                             HARTFORD             HARTFORD
                           MONEY MARKET      HARTFORD       CAPITAL APPRECIATION       MORTGAGE           HARTFORD
                             HLS FUND    ADVISERS HLS FUND        HLS FUND        SECURITIES HLS FUND  INDEX HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -----------------  --------------------  -------------------  --------------
OPERATIONS:
  Net investment
   income................  $   131,700      $  --               $ --                  $ --              $   --
  Capital gains income...        2,167         --                 --                    --                  --
  Net realized gain
   (loss) on security
   transactions..........      --                (4,254)              1,181                1,960             (2,240)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --               (37,406)           (925,984)              26,379             44,748
                           -----------      -----------         -----------           ----------        -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      133,867          (41,660)           (924,803)              28,339             42,508
                           -----------      -----------         -----------           ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............    5,600,550        1,240,883           2,131,588               52,348            704,699
  Net transfers..........   (5,762,521)          73,675             479,336              (25,558)           471,804
  Surrenders for benefit
   payments and fees.....   (1,199,137)        (451,119)           (804,609)              (2,040)          (245,283)
  Net loan activity......       79,132         (319,720)           (322,672)              (1,168)          (181,882)
  Cost of insurance......     (575,455)        (621,520)         (1,147,633)             (41,045)          (415,999)
                           -----------      -----------         -----------           ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,857,431)         (77,801)            336,010              (17,463)           333,339
                           -----------      -----------         -----------           ----------        -----------
  Net increase (decrease)
   in net assets.........   (1,723,564)        (119,461)           (588,793)              10,876            375,847
NET ASSETS:
  Beginning of period....  $31,265,652      $37,530,083         $87,440,331           $3,699,422        $27,550,545
                           -----------      -----------         -----------           ----------        -----------
  End of period..........  $29,542,088      $37,410,622         $86,851,538           $3,710,298        $27,926,392
                           ===========      ===========         ===========           ==========        ===========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                  HARTFORD            HARTFORD
                               INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES HLS FUND  GROWTH HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
                           ----------------------  ---------------
OPERATIONS:
  Net investment
   income................       $ --                 $  --
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........            25,062               38,295
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           177,695            1,253,470
                                -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           202,757            1,291,765
                                -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............           504,126              754,715
  Net transfers..........          (620,950)            (210,487)
  Surrenders for benefit
   payments and fees.....          (175,089)            (246,539)
  Net loan activity......           (95,086)            (182,853)
  Cost of insurance......          (236,220)            (413,148)
                                -----------          -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........          (623,219)            (298,312)
                                -----------          -----------
  Net (decrease) increase
   in net assets.........          (420,462)             993,453
NET ASSETS:
  Beginning of period....       $18,007,533          $26,791,841
                                -----------          -----------
  End of period..........       $17,587,071          $27,785,294
                                ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                              HARTFORD          HARTFORD         HARTFORD       HARTFORD    FIDELITY VIP
                             GROWTH AND          GLOBAL        SMALL COMPANY     MIDCAP     EQUITY-INCOME
                           INCOME HLS FUND  ADVISERS HLS FUND    HLS FUND       HLS FUND      PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  -----------------  -------------  ------------  -------------
OPERATIONS:
  Net investment
   income................    $  --              $--             $  --         $   --         $   275,586
  Capital gains income...       --               --                --             --             375,103
  Net realized gain
   (loss) on security
   transactions..........         2,054                9            13,650         (1,176)           964
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (13,280)             265            44,050        440,369         22,134
                             ----------         --------        ----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (11,226)             274            57,700        439,193        673,787
                             ----------         --------        ----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        50,256           24,817           310,195        395,872        532,318
  Net transfers..........       117,650           22,135          (443,259)     1,397,188        188,620
  Surrenders for benefit
   payments and fees.....       (14,698)          (1,889)         (107,588)       (49,325)      (158,089)
  Net loan activity......          (261)         --                (65,371)       (13,030)       (47,972)
  Cost of insurance......       (30,574)          (4,993)         (104,675)      (138,580)      (267,558)
                             ----------         --------        ----------    -----------    -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       122,373           40,070          (410,698)     1,592,125        247,319
                             ----------         --------        ----------    -----------    -----------
  Net (decrease) increase
   in net assets.........       111,147           40,344          (352,998)     2,031,318        921,106
NET ASSETS:
  Beginning of period....     1,095,181          151,566         8,251,868      8,813,650     17,354,435
                             ----------         --------        ----------    -----------    -----------
  End of period..........    $1,206,328         $191,910        $7,898,870    $10,844,968    $18,275,541
                             ==========         ========        ==========    ===========    ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                           FIDELITY VIP  FIDELITY VIP II
                             OVERSEAS     ASSET MANAGER
                            PORTFOLIO       PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ---------------
OPERATIONS:
  Net investment
   income................   $   28,980      $  104,083
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      (13,850)            343
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       54,296        (114,283)
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       69,426          (9,857)
                            ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      154,104         105,071
  Net transfers..........       17,911          17,012
  Surrenders for benefit
   payments and fees.....      (28,488)       (124,199)
  Net loan activity......      (20,543)          9,663
  Cost of insurance......      (71,814)        (45,555)
                            ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       51,170         (38,008)
                            ----------      ----------
  Net increase (decrease)
   in net assets.........      120,596         (47,865)
NET ASSETS:
  Beginning of period....    4,100,247       2,846,892
                            ----------      ----------
  End of period..........   $4,220,843      $2,799,027
                            ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            PUTNAM VT     PUTNAM VT     THE GEORGE       PUTNAM VT      PUTNAM VT
                           ASIA PACIFIC  DIVERSIFIED      PUTNAM       GLOBAL ASSET       GLOBAL
                           GROWTH FUND   INCOME FUND  FUND OF BOSTON  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  --------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  1,950    $  140,983      $ 20,323       $   200,287    $    51,929
  Capital gains income...      --            --           --               --              --
  Net realized gain
   (loss) on security
   transactions..........     (15,442)        1,645           185             2,805       (103,442)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,099      (112,532)       (5,625)           (9,791)      (613,477)
                             --------    ----------      --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,393)       30,096        14,883           193,301       (664,990)
                             --------    ----------      --------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      12,924        41,023        13,990           241,933        540,682
  Net transfers..........      23,615       (68,893)      107,495          (329,025)      (998,137)
  Surrenders for benefit
   payments and fees.....     (26,198)         (962)         (335)           (2,747)      (180,042)
  Net loan activity......      (5,209)        4,925          (763)           35,623         73,496
  Cost of insurance......      (3,822)      (30,486)      (20,291)         (119,562)      (275,579)
                             --------    ----------      --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,310       (54,393)      100,096          (173,778)      (839,580)
                             --------    ----------      --------       -----------    -----------
  Net increase (decrease)
   in net assets.........      (7,083)      (24,297)      114,979            19,523     (1,504,570)
NET ASSETS:
  Beginning of period....     221,368     1,657,600       747,634        10,890,843     20,293,332
                             --------    ----------      --------       -----------    -----------
  End of period..........    $214,285    $1,633,303      $862,613       $10,910,366    $18,788,762
                             ========    ==========      ========       ===========    ===========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                              PUTNAM VT       PUTNAM VT
                               GROWTH          HEALTH
                           AND INCOME FUND  SCIENCES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  -------------
OPERATIONS:
  Net investment
   income................    $ 1,025,553     $      849
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........         23,340            (12)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        349,796        (27,264)
                             -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,398,689        (26,427)
                             -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      1,264,078        110,364
  Net transfers..........     (1,301,972)        35,475
  Surrenders for benefit
   payments and fees.....       (409,035)       (13,244)
  Net loan activity......       (209,050)       (15,600)
  Cost of insurance......       (737,230)       (29,178)
                             -----------     ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (1,393,209)        87,817
                             -----------     ----------
  Net increase (decrease)
   in net assets.........          5,480         61,390
NET ASSETS:
  Beginning of period....     51,177,370      1,336,073
                             -----------     ----------
  End of period..........    $51,182,850     $1,397,463
                             ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                           PUTNAM VT         PUTNAM VT
                                                           PUTNAM VT     INTERNATIONAL     INTERNATIONAL
                              PUTNAM VT      PUTNAM VT   INTERNATIONAL      GROWTH              NEW
                           HIGH YIELD FUND  INCOME FUND   GROWTH FUND   AND INCOME FUND  OPPORTUNITIES FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  -----------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................    $  926,413     $  423,373     $   80,956      $  3,703           $  7,383
  Capital gains income...       --              --            --            --                --
  Net realized gain
   (loss) on security
   transactions..........          (222)       (15,097)         8,879         1,710            (22,428)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (774,630)      (387,678)        37,969        13,466             23,062
                             ----------     ----------     ----------      --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       151,561         20,598        127,804        18,879              8,017
                             ----------     ----------     ----------      --------           --------
UNIT TRANSACTIONS:
  Purchases..............       261,530        125,852        261,231        27,175             46,065
  Net transfers..........      (161,216)      (476,750)       414,867       (21,088)           (64,668)
  Surrenders for benefit
   payments and fees.....       (18,213)       (60,837)       (91,607)         (105)           (13,494)
  Net loan activity......        20,240        (52,721)       (79,606)        1,103            (13,658)
  Cost of insurance......      (129,354)      (108,786)      (112,975)      (10,636)           (18,725)
                             ----------     ----------     ----------      --------           --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       (27,013)      (573,242)       391,910        (3,551)           (64,480)
                             ----------     ----------     ----------      --------           --------
  Net increase (decrease)
   in net assets.........       124,548       (552,644)       519,714        15,328            (56,463)
NET ASSETS:
  Beginning of period....     7,654,535      8,530,022      8,346,836       550,919            947,389
                             ----------     ----------     ----------      --------           --------
  End of period..........    $7,779,083     $7,977,378     $8,866,550      $566,247           $890,926
                             ==========     ==========     ==========      ========           ========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                            PUTNAM VT
                             PUTNAM VT        MONEY
                           INVESTORS FUND  MARKET FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------
OPERATIONS:
  Net investment
   income................    $    5,203    $   11,909
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........           457        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (57,683)       --
                             ----------    ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (52,023)       11,909
                             ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        67,472        14,854
  Net transfers..........        23,347       (78,233)
  Surrenders for benefit
   payments and fees.....       (22,628)      (88,140)
  Net loan activity......       (11,760)       57,866
  Cost of insurance......       (29,257)      (47,404)
                             ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        27,174      (141,057)
                             ----------    ----------
  Net (decrease) increase
   in net assets.........       (24,849)     (129,148)
NET ASSETS:
  Beginning of period....     1,478,679     3,167,658
                             ----------    ----------
  End of period..........    $1,453,830    $3,038,510
                             ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                               PUTNAM VT        PUTNAM VT     PUTNAM VT        PUTNAM VT
                                  NEW              NEW      OTC & EMERGING  UTILITIES GROWTH   PUTNAM VT
                           OPPORTUNITIES FUND  VALUE FUND    GROWTH FUND    AND INCOME FUND   VISTA FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------  --------------  ----------------  -----------
OPERATIONS:
  Net investment
   income................     $  --            $  180,094     $  --            $   99,692     $   --
  Capital gains income...        --                --            --              --               --
  Net realized gain
   (loss) on security
   transactions..........         (68,825)        (10,042)         5,829          (53,260)        (9,759)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (942,005)        (52,846)       (70,461)        (109,783)       (31,727)
                              -----------      ----------     ----------       ----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (1,010,830)        117,206        (64,632)         (63,351)       (41,486)
                              -----------      ----------     ----------       ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............         969,731         120,150         78,555           89,301         77,239
  Net transfers..........        (270,822)      1,834,149       (457,753)        (215,759)      (123,016)
  Surrenders for benefit
   payments and fees.....        (277,235)        (57,828)       (30,272)         (14,269)        (8,196)
  Net loan activity......        (123,749)         (9,619)       (10,989)         (56,332)        (2,491)
  Cost of insurance......        (383,872)        (46,084)       (25,876)         (49,561)       (22,124)
                              -----------      ----------     ----------       ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (85,947)      1,840,768       (446,335)        (246,620)       (78,588)
                              -----------      ----------     ----------       ----------     ----------
  Net (decrease) increase
   in net assets.........      (1,096,777)      1,957,974       (510,967)        (309,971)      (120,074)
NET ASSETS:
  Beginning of period....      26,629,050       3,070,096      1,503,981        3,499,523      1,251,519
                              -----------      ----------     ----------       ----------     ----------
  End of period..........     $25,532,273      $5,028,070     $  993,014       $3,189,552     $1,131,445
                              ===========      ==========     ==========       ==========     ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
MARCH 31, 2002

                                         AMERICAN FUNDS
                            PUTNAM VT        GLOBAL
                           VOYAGER FUND   GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment
   income................  $   444,335     $  --
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........     (139,140)         1,276
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (858,770)        21,279
                           -----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (553,575)        22,555
                           -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,540,145         14,407
  Net transfers..........   (2,014,495)       111,877
  Surrenders for benefit
   payments and fees.....     (776,140)           (27)
  Net loan activity......     (153,986)       --
  Cost of insurance......     (837,145)       (12,508)
                           -----------     ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (2,241,621)       113,749
                           -----------     ----------
  Net (decrease) increase
   in net assets.........   (2,795,196)       136,304
NET ASSETS:
  Beginning of period....   62,957,441      1,278,746
                           -----------     ----------
  End of period..........  $60,162,245     $1,415,050
                           ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS                     HARTFORD         HARTFORD
                              GLOBAL SMALL      GROWTH-INCOME   AMERICAN FUNDS  GLOBAL LEADERS  GLOBAL TECHNOLOGY
                           CAPITALIZATION FUND       FUND        GROWTH FUND       HLS FUND         HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  --------------  --------------  --------------  -----------------
OPERATIONS:
  Net investment
   income................       $--               $  --           $  --            $--             $ --
  Capital gains income...       --                   --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........            549               1,218            (295)            (6)           18,863
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         40,180             136,519          25,258         (1,922)           (6,566)
                                --------          ----------      ----------       --------        ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............         40,729             137,737          24,963         (1,928)           12,297
                                --------          ----------      ----------       --------        ----------
UNIT TRANSACTIONS:
  Purchases..............         12,072              98,410         115,464          7,878             6,292
  Net transfers..........         44,768           2,113,704       1,306,409         41,045         1,533,546
  Surrenders for benefit
   payments and fees.....         (4,553)            (58,803)        (19,499)           (26)               (4)
  Net loan activity......           (326)           (176,335)        (22,397)          (440)           (2,457)
  Cost of insurance......         (6,612)            (52,615)        (43,757)        (4,402)          (10,803)
                                --------          ----------      ----------       --------        ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........         45,349           1,924,361       1,336,220         44,055         1,526,574
                                --------          ----------      ----------       --------        ----------
  Net (decrease) increase
   in net assets.........         86,078           2,062,098       1,361,183         42,127         1,538,871
NET ASSETS:
  Beginning of period....        584,888           3,425,542       2,081,089        169,284            53,573
                                --------          ----------      ----------       --------        ----------
  End of period..........       $670,966          $5,487,640      $3,442,272       $211,411        $1,592,444
                                ========          ==========      ==========       ========        ==========

_____________________________________ SA-37 ____________________________________

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME
                                  (UNAUDITED)

                                                      THREE MONTHS
                                                          ENDED
                                                        MARCH 31,
 ------------------------------------------------------------------
                                                      2002    2001
 ------------------------------------------------------------------
                                                      (In millions)
                                                       (Unaudited)
 REVENUES
   Fee income                                         $531    $500
   Earned premiums and other                            20      22
   Net investment income                               379     357
   Net realized capital losses                         (17)     --
 ------------------------------------------------------------------
                                     TOTAL REVENUES    913     879
 ------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits and claims                                 422     390
   Insurance expenses and other                        177     146
   Amortization of deferred policy acquisition
    costs and present value of future profits          131     137
   Dividends to policyholders                            6      12
 ------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    736     685
 ------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of accounting change                        177     194
   Income tax expense                                   45      56
   Income before cumulative effect of accounting
    change                                             132     138
   Cumulative effect of accounting change, net of
    tax                                                 --      (3)
 ------------------------------------------------------------------
                                         NET INCOME   $132    $135
 ------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                                  (UNAUDITED)

                                                       MARCH     DECEMBER
                                                        31,        31,
 ------------------------------------------------------------------------

                                                         2002        2001
 ------------------------------------------------------------------------
                                                      (Unaudited)
                                                         (In millions,
                                                          except for
                                                          share data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $19,438 and $18,933)     $19,427    $ 19,142
   Equity securities, at fair value                        66          64
   Policy loans, at outstanding balance                 3,249       3,278
   Other investments                                    1,159       1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS    23,901      23,620
 ------------------------------------------------------------------------
   Cash                                                    59          87
   Premiums receivable and agents' balances                13          10
   Reinsurance recoverables                             1,354       1,215
   Deferred policy acquisition costs and present
    value of future profits                             5,447       5,338
   Deferred income tax                                    (11)        (11)
   Goodwill                                               189         189
   Other assets                                           819         724
   Separate account assets                            117,040     114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $148,811   $145,433
 ------------------------------------------------------------------------
 LIABILITIES
   Future policy benefits                             $ 6,313    $  6,050
   Other policyholder funds                            18,803      18,412
   Other liabilities                                    1,921       1,952
   Separate account liabilities                       117,040     114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES   144,077     140,675
 ------------------------------------------------------------------------
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                       6           6
   Capital surplus                                      1,806       1,806
   Accumulated other comprehensive income                  19         175
   Retained earnings                                    2,903       2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY     4,734       4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $148,811   $145,433
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                  (UNAUDITED)

                                                                        Accumulated Other
                                                                   Comprehensive Income (Loss)
                                                             ----------------------------------------
                                                                             Net Gain
                                                                             on Cash
                                                             Unrealized       Flow
                                                              Gain on        Hedging     Cumulative                    Total
                                       Common  Capital       Securities,     Instruments, Translation  Retained      Stockholder's
                                       Stock   Surplus       Net of Tax      Net of Tax  Adjustments   Earnings       Equity
                                                                  ---------------------------------------------------------------
                                                                       (In millions) (Unaudited)
 THREE MONTHS ENDED MARCH 31, 2002
 Balance, December 31, 2001             $6       $1,806          $ 114         $  63        $  (2)        $2,771        $4,758
 Comprehensive income
   Net income                                                                                                132           132
 Other comprehensive income, net of
  tax (1)
   Unrealized loss on securities (3)                              (140)                                                   (140)
   Net loss on cash flow hedging
    instruments                                                                  (15)                                      (15)
   Cumulative translation adjustments                                                          (1)                          (1)
 Total other comprehensive income                                                                                         (156)
   Total comprehensive income                                                                                              (24)
 Capital contribution from parent
                                       ------------------------------------------------------------------------------------------
              BALANCE, MARCH 31, 2002   $6       $1,806          $ (26)        $  48        $  (3)        $2,903        $4,734
                                       ------------------------------------------------------------------------------------------
 THREE MONTHS ENDED MARCH 31, 2001
 Balance, December 31, 2000             $6       $1,045          $  16         $  --           --         $2,125        $3,192
 Comprehensive income
   Net income                                                                                                135           135
 Other comprehensive income , net of
  tax (1)
   Cumulative effect of accounting
    change(2)                                                      (18)           21                                         3
   Unrealized gain on securities (3)                               106                                                     106
   Net gain on cash flow hedging
    instruments                                                                   20                                        20
 Total other comprehensive income                                                                                          129
   Total comprehensive income                                                                                              264
 Capital contribution from parent                   761                                                                    761
                                       ------------------------------------------------------------------------------------------
              BALANCE, MARCH 31, 2001   $6       $1,806          $ 104            41                      $2,260        $4,217
                                       ------------------------------------------------------------------------------------------

(1) Unrealized (loss) gain on securities is reflected net of tax (benefit) provision of $(75) and $57 for the three months ended March 31, 2002 and 2001, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the first quarter ended March 31, 2001. Net (loss) gain on cash flow hedging instruments is net of tax (benefit) provision of $(8) and $11 for the three months ended March 31, 2002 and 2001, respectively.

(2) Unrealized gain on securities, net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $11 for the three months ended March 31, 2002. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the three months ended March 31, 2001.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

                                            THREE MONTHS
                                               ENDED
                                             MARCH 31,
                                          ----------------
                                                20022001
                                          ----------------
                                           (In millions)
                                            (Unaudited)
OPERATING ACTIVITIES
  Net income                              $   132  $   135
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  17       --
  Cumulative effect of change in
   accounting, net of tax                      --        3
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                          130      137
  Additions to deferred policy
   acquisition costs and present value
   of future profits                         (240)    (239)
  Depreciation and amortization                --       (9)
  Increase in premiums receivable and
   agents' balances                            (3)      --
  Decrease in other liabilities               (19)    (189)
  Change in receivables, payables and
   accruals                                   (70)     (25)
  Decrease in accrued tax                     (31)     (96)
  Decrease in deferred income tax              81      108
  Increase in future policy benefits          263      261
  (Increase) decrease in reinsurance
   recoverables                              (103)      10
  Other, net                                  (38)     (49)
                                          ----------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      119       47
                                          ----------------
INVESTING ACTIVITIES
  Purchases of investments                 (2,316)  (2,587)
  Sales of investments                      1,466      882
  Maturities and principal paydowns of
   fixed maturity investments                 338      428
  Capital expenditures and other                2       (1)
                                          ----------------
  NET CASH USED FOR INVESTING ACTIVITIES     (510)  (1,278)
                                          ----------------
FINANCING ACTIVITIES
  Capital contribution from parent             --      761
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts              364      482
                                          ----------------
    Net cash provided by financing
     activities                               364    1,243
                                          ----------------
  Net (decrease) increase in cash             (27)      12
  Impact of foreign exchange                   (1)      --
  Cash -- beginning of period                  87       56
                                          ----------------
  Cash -- end of period                   $    59  $    68
                                          ----------------
Supplemental Disclosure of Cash Flow
 Information
  Net cash (received) paid during the
   period for:
  Income taxes                            $    --  $    --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED) (UNAUDITED)

 -----------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see
Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 2001 Form 10-K Annual Report.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the Financial Accounting Standards Board ("FASB") issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill.

SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 did not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded; however, its fair value is periodically (at least annually) reviewed and tested for impairment.

Goodwill must be tested for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

SFAS No. 142 requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly.

The Company is in the process of testing its goodwill asset for recoverability. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's financial condition or results of operations. (For further discussion of the impact of SFAS No. 142, see Note 2.)

2. GOODWILL

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization.

The following table shows net income for the quarter ended March 31, 2001 adjusted for goodwill amortization occurring in that quarter.

                                                                     First Quarter Ended
                                                                          March 31,
                                                                     -------------------
Net Income                                                           2002          2001
                                                                     -------------------
Income before cumulative effect of accounting changes                $132          $138
Goodwill amortization, net of tax                                      --             1
                                                                     -------------------
Adjusted income before cumulative effect of accounting
 changes                                                              132           139
Cumulative effect of accounting changes                                --            (3)
                                                                     -------------------
Adjusted net income                                                  $132          $136
                                                                     -------------------

The following table shows the Company's intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets that are not subject to amortization.

                                                                       As of March 31, 2002
                                                                   -----------------------------
                                                                     Gross
                                                                   Carrying         Accumulated
Amortized Intangible Assets                                         Amount         Amortization
                                                                   -----------------------------
Present value of future profits                                      $560               $45
                                                                   -----------------------------
Total                                                                $560               $45
                                                                   -----------------------------

Amortization expense for the quarter ended March 31, 2002 was $8.

Estimated future amortization expense is as follows:

For the year ended December 31,
                                    ------------------
2002                                       $44
2003                                       $41
2004                                       $39
2005                                       $36
2006                                       $34
                                    ------------------

The carrying amount of goodwill as of March 31, 2002 and December 31, 2001, respectively is $189. The Company is in the process of completing its allocation of goodwill to the reporting segment and unit levels.

3. DERIVATIVES AND HEDGING ACTIVITIES

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

For a detailed discussion of the Company's use of derivative instruments, see
Note 2(e) of Notes to Consolidated Financial Statements included in the Company's December 31, 2001 Form 10-K.

As of March 31, 2002, the Company reported $82 of derivative assets in other invested assets and $66 of derivative liabilities in other liabilities.

CASH-FLOW HEDGES

For the quarter ended March 31, 2002, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains or losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of March 31, 2002, approximately $3 of after-tax deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/ losses as an adjustment tointerest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of March 31, 2002, the Company held approximately $2.3 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the quarter ended March 31, 2002.

FAIR-VALUE HEDGES

For the quarter ended March 31, 2002, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains or losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of March 31, 2002, the Company held approximately $191 in derivative notional value related to strategies categorized as fair-value hedges.

OTHER RISK MANAGEMENT ACTIVITIES

In general, the Company's other risk management activities relate to strategies used to meet the previously mentioned Company-approved objectives. Swap agreements, interest rate cap and floor agreements and option contracts are used to meet these objectives. Changes in the value of all derivatives held for other risk management purposes are reported in current period earnings as realized capital gains or losses. As of March 31, 2002, the Company held approximately $2.9 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

4. FORTIS ACQUISITION

On April 2, 2001, The Hartford Financial Services Group, Inc. ("The Hartford"), through Hartford Life, Inc. and its subsidiaries ("Hartford Life"), acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis, Inc. (operating as Fortis Financial Group, or "Fortis") for
$1.12 billion in cash. Hartford Life affected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The acquisition was recorded as a purchase transaction and as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

Hartford Life financed the acquisition through (1) a capital contribution from The Hartford of $615 from its February 16, 2001 offering of common stock
(2) net proceeds from the March 1, 2001 issuance of $400 of senior debt securities under Hartford Life's shelf registration and (3) net proceeds from the March 6, 2001 issuance of $200 of trust preferred securities under Hartford Life's shelf registration.

5. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims.

Hartford Life Insurance Company and ICMG have moved the district court for, inter alia, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, the Company's management, based on the opinion of its legal advisers, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

6. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company, a wholly-owned subsidiary of Hartford Life, Inc. (Hartford
Life).

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 2001 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The following tables present summarized financial information concerning the Company's segments.

                                             Investment         Individual
THREE MONTHS ENDED MARCH 31, 2002             Products             Life            COLI         Other         Total
                                             ----------------------------------------------------------------------
Total revenues                                  $537               $207            $159          $10          $913
Net income                                        93                 30              --            9           132
                                             ----------------------------------------------------------------------

                                             Investment         Individual
THREE MONTHS ENDED MARCH 31, 2001             Products             Life            COLI         Other         Total
                                             ----------------------------------------------------------------------
Total revenues                                  $516               $139            $184          $40          $879
Net income                                        93                 17               9           16           135
                                             ----------------------------------------------------------------------

                                  PART II

                                OTHER INFORMATION

Item 27.        Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement. (2)

     (d)  Form of Flexible Premium Variable Life Insurance Policy. (3)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(3)

     (f)  Certificate of Incorporation of Hartford(4) and Bylaws of Hartford.
          (5)

     (g)  Contracts of Reinsurance. (6)

     (h)  Form of Participation Agreement.(6)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

     (m)  Not Applicable.

     (n)  Not Applicable.(7)

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(8)

-------------------
(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-94617, on January 13, 2000.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6, File No. 33-53692, on May 1, 1995.

(7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit investor's ability to assert claims against Arthur Andersen LLP under
     Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(8) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 28. Directors and Officers.

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 29.  Persons Controlled By or Under Common Control with the Depositor or
              Registrant

          See Item 27(s).

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HESCO acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
               Account
             Hartford Life Insurance Company - ICMG Registered Variable
               Life Separate Account A
             Hartford Life and Annuity Insurance Company - Separate
               Account VL I
             Hartford Life and Annuity Insurance Company - Separate
               Account VL II
             Hartford Life and Annuity Insurance Company - ICMG Registered
               Variable Life Separate Account One

         (b) Directors and Officers of HESCO

                                         Positions and Offices
                 Name                       With  Underwriter
                 ----                       -----------------
                 David A. Carlson        Vice President
                 Timothy M. Fitch        Senior Vice President & Actuary
                 George R. Jay           Controller
                 Robert A. Kerzner       Executive Vice President, Director
                 Joseph F. Mahoney       Vice President
                 Thomas M. Marra         President, Chief Executive Officer and
                                           Chairman of the Board, Director
                 Christine Hayer Repasy  Senior Vice President, General
                                           Counsel and Corporate Secretary,
                                           Director
                 John C. Walters         Executive Vice President


              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

              Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of July, 2002.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT VL I
  (Registrant)

 By: Thomas M. Marra
     --------------------------------------
     Thomas M. Marra, President, Chief       *By: /s/ Christopher M. Grinnell
     Executive Officer and Chairman                   -----------------------
     of the Board*                                    Christopher M. Grinnell
                                                      Attorney-In-Fact
HARTFORD LIFE INSURANCE COMPANY
 (Depositor)

 By: Thomas M. Marra
     --------------------------------------
     Thomas M. Marra, President, Chief
     Executive Officer and Chairman
     of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.



David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board,
     Director*                                  *By: /s/ Christopher M. Grinnell
Christine Hayer Repasy, Senior Vice President,           -----------------------
     General Counsel & Corporate Secretary,              Christopher M. Grinnell
     Director*                                           Attorney-in-Fact
John C. Walters, Executive Vice President,
     Director*
Lizabeth H. Zlatkus, Executive Vice President,           Date: July 3, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*



333-94617

                                  Exhibit Index

1.2  Opinion and Consent of Christine Hayer Repasy.

1.3  Opinion and Consent of Thomas P. Kalmbach.

1.4  Copy of Power of Attorney.